Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments under these leases
2021	$284
2022	267
2023	84
Total minimum lease payments	635
Less: Interest	(34)
Present value of operating lease liabilities	$601